As filed with the Securities and Exchange Commission on January 21, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-09447

Jacob Funds Inc.
(Exact name of registrant as specified in charter)

c/o Jacob Asset Management of New York LLC
653 Manhattan Beach Blvd. #J
Manhattan Beach, CA 90266
(Address of principal executive offices) (Zip code)

Ryan Jacob
c/o Jacob Asset Management of New York LLC
653 Manhattan Beach Blvd. #J
Manhattan Beach, CA 90266
(Name and address of agent for service)

(424) 237-2164
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  November 30, 2014

Item 1. Schedule of Investments.

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS
November 30, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.0%
	Internet - Commerce - 14.9%
3,500	Amazon.com, Inc. *	$1,185,240
10,000	Ctrip.com International Ltd. - ADR *^	540,800
160,000	E-House (China) Holdings Ltd. - ADR ^	1,520,000
10,400	Expedia, Inc.	905,944
110,000	Orbitz Worldwide, Inc. *	840,400
32,226	Shutterfly, Inc. *	1,377,984
		6,370,368
	Internet - Infrastructure - 42.6%
20,000	Apple Computer, Inc.	2,378,600
52,100	Applied Optoelectronics, Inc. *	565,285
35,000	Cisco Systems, Inc.	967,400
46,400	Cvent, Inc. *	1,249,088
33,700	Ellie Mae, Inc. *	1,363,502
189,246	Immersion Corp. *	1,640,763
326,791	iPass Inc. *	450,971
42,681	LogMeIn, Inc. *	2,158,378
140,000	Mandalay Digital Group, Inc. *	428,400
470,000	Mitek Systems, Inc. *	1,626,200
98,563	Numerex Corp. *	1,082,222
97,600	Rally Software Development Corp. *	1,029,680
20,000	Red Hat, Inc. *	1,243,000
16,800	Salesforce.com, Inc. *	1,005,816
173,000	Silicon Image, Inc. *	956,690
		18,145,995
	Internet - Media - 40.5%
20,000	Facebook, Inc. *	1,554,000
3,840	Google Inc. *	2,080,627
198,084	Jiayuan.com International Ltd. - ADR ^	956,746
6,000	LinkedIn Corp. *	1,357,620
58,000	Pandora Media, Inc. *	1,140,280
38,500	SINA Corp. *	1,461,075
134,000	Tencent Holdings Ltd. (HK)	2,149,814
20,000	TripAdvisor, Inc. *	1,473,000
30,000	Twitter, Inc. *	1,252,200
48,874	Yahoo! Inc. *	2,528,741
22,600	Yelp Inc. *	1,290,234
		17,244,337
	TOTAL COMMON STOCKS (Cost $29,609,334)	41,760,700

	SHORT TERM INVESTMENT - 2.9%
	Money Market Fund - 2.9%
1,244,694	Fidelity Government Portfolio-Class I, 0.01% (a)	1,244,694
	TOTAL SHORT TERM INVESTMENT (Cost $1,244,694)	1,244,694

	TOTAL INVESTMENTS (Cost $30,854,028) - 100.9%	43,005,394
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9)%	(372,457)
	TOTAL NET ASSETS - 100.0%	$42,632,937

*	Non Income Producing.
^	U.S. Dollar-denominated foreign security.
(a)	7-day Yield
ADR	American Depository Receipt.
HK	Security denominated in Hong Long dollars. Value translated into U.S. dollars.

Jacob Internet Fund Summary of Fair Value Exposure
Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.  If amortized cost does not approximate fair value, short-term securities are reported at fair value. Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Fund adheres to fair valuation accounting standards which provide an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Internet Funds investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Internet Fund's investments as of November 30, 2014:

	Level 1	Level 2	Level 3	Total
Common Stock
Internet - Commerce	$6,370,368	$-	$-	$6,370,368
Internet - Infrastructure	18,145,995	-	-	18,145,995
Internet - Media	15,094,523	2,149,814	-	17,244,337
Total Common Stock	39,610,886	2,149,814	-	41,760,700

Short Term Investment
Money Market Fund	1,244,694	-	-	1,244,694

Total Investments in Securities	$40,855,580	$2,149,814	$-	$43,005,394

*There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

JACOB SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
November 30, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.0%
	Arts, Entertainment, and Recreation - 2.8%
11,500	Multimedia Games Holding Co., Inc. *	$417,335

	Biotech & Pharmaceuticals - 23.7%
68,400	Array BioPharma Inc. *	275,652
18,000	Celldex Therapeutics, Inc. *	365,040
31,351	Cempra, Inc. *	451,141
162,125	Curis, Inc. *	239,945
16,500	Esperion Therapeutics, Inc. *	521,895
25,000	Omeros Corp. *	558,250
4,200	Pacira Pharmaceuticals, Inc. *	394,506
16,000	Tetraphase Pharmaceuticals, Inc. *	422,400
20,400	Theravance Biopharma, Inc. *^	322,728
		3,551,557
	Energy - Exploration & Production - 7.8%
5,300	Carrizo Oil & Gas, Inc. *	209,138
10,800	Matador Resources Co. *	189,972
74,000	Penn Virginia Corp. *	379,620
82,750	Triangle Petroleum Corp. *	398,855
		1,177,585
	Financial - 2.9%
27,800	HomeTrust Bancshares, Inc. *	435,070

	Health Care Providers & Services - 1.2%
7,200	Capital Senior Living Corp. *	183,240

	Industrial - 7.9%
16,200	MasTec, Inc. *	390,420
19,000	Mistras Group, Inc. *	324,710
12,000	XPO Logistics, Inc. *	464,160
		1,179,290
	Medical Devices - 9.1%
50,556	Derma Sciences, Inc. *	415,065
4,200	DexCom, Inc. *	216,132
12,200	Foundation Medicine, Inc. *	288,164
159,300	TearLab Corp. *	443,650
		1,363,011
	Retail & Restaurants - 5.9%
14,200	Steven Madden, Ltd. *	484,220
54,000	Tilly's Inc. - Class A *	403,380
		887,600
	Technology-Hardware - 1.4%
18,700	Applied Optoelectronics, Inc. *	202,895

		Technology-Software & Services - 36.3%
16,900		Cvent, Inc. *	454,948
54,000		E-House (China) Holdings Ltd. - ADR ^	513,000
12,100		Ellie Mae, Inc. *	489,566
68,029		Immersion Corp. *	589,812
15,325		LogMeIn, Inc. *	774,985
32,832		Numerex Corp. *	360,495
40,000		Orbitz Worldwide, Inc. *	305,600
13,000		Pandora Media, Inc. *	255,580
35,600		Rally Software Development Corp. *	375,580
11,783		Shutterfly, Inc. *	503,841
12,800		SINA Corp. *^	485,760
6,000		Yelp Inc. *	342,540
			5,451,707

		TOTAL COMMON STOCKS (Cost $14,595,507)	14,849,290

		SHORT TERM INVESTMENT - 1.6%
		Money Market Fund - 1.6%
239,664		Fidelity Government Portfolio-Class I, 0.01% (a)	239,664
		TOTAL SHORT TERM INVESTMENT (Cost $239,664)	239,664

		TOTAL INVESTMENTS (Cost $14,835,171) - 100.6%	15,088,954
		LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%	(86,164)
		TOTAL NET ASSETS - 100.0%	$15,002,790

	*	Non Income Producing.
	^	U.S. Dollar-denominated foreign security.
	(a)	7-day yield.
	ADR	American Depository Receipt.

Jacob Small Cap Growth Fund Summary of Fair Value Exposure
Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.  If amortized cost does not approximate fair value, short-term securities are reported at fair value. Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Fund adheres to fair valuation accounting standards which provides an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Small Cap Growth Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund  has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Small Cap Growth Fund's investments as of November 30, 2014:

	Level 1	Level 2	Level 3	Total
Common Stock
Arts, Entertainment, and Recreation	$417,335	$-	$-	$417,335
Biotech & Pharmaceuticals	3,551,557	-	-	3,551,557
Energy-Exploration & Production	1,177,585	-	-	1,177,585
Financial	435,070	-	-	435,070
Health Care Providers & Services	183,240	-	-	183,240
Industrial	1,179,290	-	-	1,179,290
Medical Devices	1,363,011	-	-	1,363,011
Retail & Restaurants	887,600	-	-	887,600
Technology-Hardware	202,895	-	-	202,895
Technology-Software & Services	5,451,707	-	-	5,451,707
Total Common Stock	14,849,290	-	-	14,849,290

Short Term Investment
Money Market Fund	239,664	-	-	239,664

Total Investments in Securities	$15,088,954	$-	$-	$15,088,954

*There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

JACOB MICRO CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
November 30, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS - 94.7%
	Arts, Entertainment, and Recreation - 3.1%
10,100	Multimedia Games Holding Co., Inc. *	$366,529

	Biotech & Pharmaceuticals - 16.4%
63,000	Array BioPharma Inc. *	253,890
19,954	Cancer Genetics, Inc. *	111,942
16,121	Cempra, Inc. *	231,981
159,739	Curis, Inc. *	236,414
6,500	Esperion Therapeutics, Inc. *	205,595
24,000	Omeros Corp. *	535,920
9,900	Tetraphase Pharmaceuticals, Inc. *	261,360
7,500	Theravance Biopharma, Inc. *^	118,650
		1,955,752
	Chemicals - 3.6%
40,110	BioAmber, Inc. *	428,375

	Energy-Exploration & Production - 3.4%
35,000	Penn Virginia Corp. *	179,550
45,388	Triangle Petroleum Corp. *	218,770
		398,320
	Financial - 2.9%
22,000	HomeTrust Bancshares, Inc. *	344,300

	Food & Beverages - 2.1%
38,413	Reed's, Inc. *	250,069

	Health Care Providers & Services - 1.7%
8,000	Capital Senior Living Corp. *	203,600

	Industrial - 6.3%
17,378	CECO Environmental Corp.	246,072
50,000	Energy Recovery, Inc. *	237,500
15,900	Mistras Group, Inc. *	271,731
		755,303
	Medical Devices - 14.7%
40,671	Derma Sciences, Inc. *	333,909
9,100	Foundation Medicine, Inc. *	214,942
48,400	iCAD, Inc. *	485,452
250,000	Nanosphere, Inc. *	94,975
29,350	STAAR Surgical Co. *	270,313
127,000	TearLab Corp. *	353,695
		1,753,286

		Retail & Restaurants - 5.2%
15,000		Jamba, Inc. *	185,850
29,300		Pizza Inn Holdings, Inc. *	197,482
31,400		Tilly's Inc. - Class A *	234,558
			617,890
		Technology-Hardware - 9.2%
9,000		Applied Optoelectronics, Inc. *	97,650
14,940		CEVA, Inc. *	257,118
85,000		Lantronix, Inc. *	158,950
250,000		Netlist, Inc. *	200,025
68,238		Silicon Image, Inc. *	377,356
			1,091,099
		Technology-Software & Services - 26.1%
5,900		Ellie Mae, Inc. *	238,714
48,093		Immersion Corp. *	416,966
103,826		iPass Inc. *	143,280
84,232		Jiayuan.com International Ltd. - ADR ^	406,841
9,164		LogMeIn, Inc. *	463,423
40,000		Mandalay Digital Group, Inc. *	122,400
155,000		Mitek Systems, Inc. *	536,300
24,905		Numerex Corp. *	273,457
30,000		Orbitz Worldwide, Inc. *	229,200
26,700		Rally Software Development Corp. *	281,685
			3,112,266

		TOTAL COMMON STOCKS (Cost $11,944,334)	11,276,789

		SHORT TERM INVESTMENT - 4.1%
		Money Market Fund - 4.1%
482,518		Fidelity Government Portfolio-Class I, 0.01%(a)	482,518
		TOTAL SHORT TERM INVESTMENT (Cost $482,518)	482,518

		TOTAL INVESTMENTS (Cost $12,426,852) - 98.8%	11,759,307
		OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%	148,569
		TOTAL NET ASSETS - 100.0%	$11,907,876

	*	Non Income Producing.
	(a)	7-day Yield
	^	U.S. Dollar-denominated foreign security.
	ADR	American Depository Receipt.

Jacob Micro Cap Growth Fund Summary of Fair Value Exposure
Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.  If amortized cost does not approximate fair value, short-term securities are reported at fair value. Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Fund adheres to fair valuation accounting standards which provide an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the  Micro Cap Growth Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Micro Cap Growth Fund's investments as of November 30, 2014:

	Level 1	Level 2	Level 3	Total
Common Stock
Arts, Entertainment, and Recreation	$366,529	$-	$-	$366,529
Biotech & Pharmaceuticals	1,955,752	-	-	1,955,752
Chemicals	428,375			428,375
Energy-Exploration & Production	398,320	-	-	398,320
Financial	344,300	-	-	344,300
Food & Beverages	250,069	-	-	250,069
Health Care Providers & Services	203,600	-	-	203,600
Industrial	755,303	-	-	755,303
Medical Devices	1,753,286	-	-	1,753,286
Retail & Restaurants	617,890	-	-	617,890
Technology-Hardware	1,091,099	-	-	1,091,099
Technology-Software & Services	3,112,266	-	-	3,112,266
Total Common Stock	11,276,789	-	-	11,276,789

Short Term Investment
Money Market Fund	482,518	-	-	482,518

Total Investments in Securities	$11,759,307	$-	$-	$11,759,307

*There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

JACOB WISDOM FUND
SCHEDULE OF INVESTMENTS
November 30, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.6%
	Air Freight & Logistics - 4.6%
2,400	Union Pacific Corp.	$280,248
2,400	United Parcel Service, Inc. (UPS) - Class B	263,808
		544,056
	Beverages - 6.5%
2,400	Anheuser-Busch InBev NV - ADR ^	280,776
1,800	Diageo plc - ADR ^	221,760
6,000	The Coca-Cola Co.	268,980
		771,516
	Cable/Satellite TV - 7.4%
4,000	DIRECTV *	350,840
5,000	Liberty Global plc * ^	249,600
3,600	Viacom Inc.	272,268
		872,708
	Commercial Banks - 3.0%
11,000	Banco Latinoamericano de Comercio Exterior SA ^	354,090

	Commercial Services & Supplies - 7.0%
500	AutoZone, Inc. *	288,855
1,200	The Sherwin-Williams Co.	293,832
4,000	Verisk Analytics, Inc. - Class A *	247,920
		830,607
	Consumer Finance - 9.1%
3,600	American Express Co.	332,712
4,000	MasterCard, Inc. - Class A	349,160
1,500	Visa Inc. - Class A	387,285
		1,069,157
	Consumer Non-Cyclical - 4.6%
4,500	Lorillard, Inc.	284,130
3,000	Philip Morris International Inc.	260,790
		544,920
	Food & Staples Retailing - 4.8%
1,500	Costco Wholesale Corp.	213,180
4,000	Wal-Mart Stores, Inc.	350,160
		563,340
	Food Products - 5.8%
5,000	Campbell Soup Co.	226,400
3,000	Mead Johnson Nutrition Co.	311,520
3,600	Unilever NV - NY Shares - ADR ^	146,304
		684,224
	Health Care Equipment & Supplies - 5.4%
2,700	C.R. Bard, Inc.	451,845
2,400	DaVita HealthCare Partners Inc. *	183,672
		635,517
	Hotels, Restaurants & Leisure - 2.5%
3,000	McDonald's Corp.	290,430

		Insurance - 4.3%
2,000		Berkshire Hathaway Inc. - Class B *	297,380
2,000		The Chubb Corp.	206,100
			503,480
		Machinery - 7.8%
2,000		Cummins Inc.	291,240
4,800		The Toro Co.	315,264
3,000		WABCO Holdings Inc. *	307,860
			914,364
		Oil, Gas & Consumable Fuels - 5.1%
1,800		Chevron Corp.	195,966
2,400		Exxon Mobil Corp.	217,296
6,000		Southwestern Energy Co. *	193,080
			606,342
		Pharmaceuticals - 6.9%
4,000		Eli Lilly & Co.	272,480
5,400		Gilead Sciences, Inc. *	541,728
			814,208
		Technology-Hardware & Software - 9.8%
7,500		Apple Computer, Inc.	891,975
1,600		International Business Machines Corp. (IBM)	259,472
			1,151,447
		Textiles, Apparel & Luxury Goods - 5.0%
4,000		Kohl's Corp.	238,480
3,600		Nike, Inc. - Class B	357,444
			595,924
		TOTAL COMMON STOCKS (Cost $7,280,888)	11,746,330

		SHORT TERM INVESTMENT - 0.9%
		Money Market Fund - 0.9%
102,550		Fidelity Government Portfolio-Class I, 0.01%(a)	102,550
		TOTAL SHORT TERM INVESTMENT (Cost $102,550)	102,550

		TOTAL INVESTMENTS (Cost $7,383,438) - 100.5%	11,848,880
		LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%	(60,075)
		TOTAL NET ASSETS - 100.0%	$11,788,805

	*	Non Income Producing.
	^	U.S. Dollar-denominated foreign security.
	(a)	7-day yield.
	ADR	American Depositary Receipt.

Jacob Wisdom Fund Summary of Fair Value Exposure
Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. Debt securities with maturities of 60 days or less are valued at if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.  If amortized cost does not approximate fair value, short-term securities are reported at fair value. Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Fund adheres to fair valuation accounting standards which provide an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Wisdom Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Wisdom Fund's investments as of November 30, 2014:

	Level 1	Level 2	Level 3	Total
Common Stock
Air Freight & Logistics	$544,056	$-	$-	$544,056
Beverages	771,516	-	-	771,516
Cable/Satellite TV	872,708	-	-	872,708
Commercial Banks	354,090	-	-	354,090
Commercial Services & Supplies	830,607	-	-	830,607
Consumer Finance	1,069,157	-	-	1,069,157
Consumer Non-Cyclical	544,920	-	-	544,920
Food & Staples Retailing	563,340	-	-	563,340
Food Products	684,224	-	-	684,224
Health Care Equipment & Supplies	635,517	-	-	635,517
Hotels, Restaurants & Leisure	290,430	-	-	290,430
Insurance	503,480	-	-	503,480
Machinery	914,364	-	-	914,364
Oil, Gas & Consumable Fuels	606,342	-	-	606,342
Pharmaceuticals	814,208	-	-	814,208
Technology-Hardware & Software	1,151,447	-	-	1,151,447
Textiles, Apparel & Luxury Goods	595,924	-	-	595,924
Total Common Stock	11,746,330	-	-	11,746,330

Short Term Investment
Money Market Fund	102,550	-	-	102,550

Total Investments in Securities	$11,848,880	$-	$-	$11,848,880

*There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

The cost basis of investments in the Jacob Internet Fund for federal income tax purposes at November 30, 2014 was as follows*:

Cost of investments	$30,854,028
Gross unrealized appreciation	16,147,602
Gross unrealized depreciation	(3,996,236)
Net unrealized appreciation	$12,151,366

The cost basis of investments in the Jacob Small Cap Growth Fund for federal income tax purposes at November 30, 2014 was as follows*:

Cost of investments	$14,835,171
Gross unrealized appreciation	3,201,990
Gross unrealized depreciation	(2,948,207)
Net unrealized appreciation	$253,783

The cost basis of investments in the Jacob Micro Cap Growth Fund for federal income tax purposes at November 30, 2014 was as follows*:

Cost of investments	$12,426,852
Gross unrealized appreciation	1,761,643
Gross unrealized depreciation	(2,429,188)
Net unrealized appreciation	$(667,545)

The cost basis of investments in the Jacob Wisdom Fund for federal income tax purposes at November 30, 2014 was as follows*:

Cost of investments	$7,383,438
Gross unrealized appreciation	4,583,493
Gross unrealized depreciation	(118,051)
Net unrealized appreciation	$4,465,442

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Jacob Funds Inc.

By (Signature and Title)  /s/ Ryan Jacob
                                            Ryan Jacob, President

Date    1//20/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Ryan Jacob
                                            Ryan Jacob, President

Date    1//20/15

By (Signature and Title)  /s/ Francis Alexander
                                            Francis Alexander, Treasurer

Date    1//20/15